FAIR VALUE MEASUREMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
6.	FAIR VALUE MEASUREMENT

The fair value measurements and disclosure principles of ASC 820 — Fair Value Measurements and Disclosures define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity has the ability to access as of the measurement date.

Level 2 — Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets or liabilities during the periods presented. Our fair value estimates take into consideration the credit risk of both the Company and our counterparties.

When active market quotes are not available for financial assets and liabilities, we use industry standard valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including credit risk, interest rate curves, foreign currency rates and forward and spot prices for currencies. In circumstances where market-based observable inputs are not available, management judgment is used to develop assumptions to estimate fair value. Generally, the fair value of our Level 3 instruments is estimated as the net present value of expected future cash flows based on internal and external inputs.

Recurring Fair Value Measurements

The assets and liabilities carried at fair value as of March 31, 2014 and September 30, 2014 were as follows:

	March 31, 2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Derivative assets — diesel fuel contracts	$27	$—	$27	$—

Total assets at fair value on a recurring basis	$27	$—	$27	$—

Liabilities & Mezzanine Equity:
Derivative liability — interest rate swaps	$1,001	$—	$1,001	$—
Contingent consideration for acquisitions	2,276	—	—	2,276
Redeemable Common Stock	549,119	—	—	549,119
Redeemable Convertible Preferred Stock	291,720	—	—	291,720
Deferred compensation — unearned ESOP shares	(197,888)	—	—	(197,888)

Total liabilities & mezzanine equity at fair value on a recurring basis	$646,228	$—	$1,001	$645,227

	September 30, 2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability — interest rate swaps	$639	$—	$639	$—
Derivative liability — diesel fuel contracts	8	—	8	—
Derivative liability — propylene swaps	491	—	491	—
Contingent consideration for acquisitions	2,276	—	—	2,276

Total liabilities at fair value on a recurring basis	$3,414	$—	$1,138	$2,276

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2013 and 2014 were as follows:

	Six Months Ended September 30,
(Amounts in thousands)	2013	2014
Balance at beginning of period	$610,881	$645,227
Allocation of ESOP shares to participants	6,049	4,391
Change in fair value related to items recorded in mezzanine equity	35,292	76,975
Reclassification of common stock to Redeemable Common Stock	385	—
Redemption of Redeemable Convertible Preferred Stock	(3,146)	—
Termination of redemption feature on redeemable common stock upon IPO	—	(615,040)
(1) Change in redemption feature of Redeemable Convertible Preferred Stock	—	(326,623)
(2) Change in redemption feature of Deferred Compensation — unearned ESOP Shares	—	217,346

Balance at end of period	$649,461	$2,276

For the six months ended September 30, 2014 our Redeemable Common Stock transferred out of Level 3, as these securities started actively trading on the NYSE during the second quarter of fiscal 2015. In addition, our Redeemable Convertible Preferred Stock and Deferred Compensation — unearned ESOP were reclassified from a recurring Level 3 fair value measurement to a non-recurring Level 3 fair value measurement as a result of the IPO. See Note 1 for further information on the IPO. There were no further transfers in or out of Levels 1, 2 and 3 for the fiscal year ended March 31, 2014 and the six months ended September 30, 2014.

Valuation of our Contingent Consideration for Acquisitions

The fair values of the contingent consideration payables were calculated with reference to the estimated future value of the Inserta Tee and Flexstorm businesses, which are based on a discounted cash flow model. The undiscounted value is discounted at the present value using a market discount rate. The categorization of the framework used to price this liability is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

Valuation of our Redeemable Common Stock

The Company has certain shares of common stock outstanding allowing the holder to put its shares to us for cash. This Redeemable Common Stock was historically recorded at its fair value in the mezzanine equity section of our Condensed Consolidated Balance Sheets and changes in fair value were recorded in Retained earnings. Historically, the fair value of a share of common stock was determined by management by applying industry-appropriate multiples to EBITDA and performing a discounted cash flow analysis. Under the industry-appropriate multiples approach, to arrive at concluded multiples, we considered differences between the risk and return characteristics of ADS and the guideline companies. Under the discounted cash flow analysis, the cash flows expected to be generated by the Company are discounted to their present value equivalent using a rate of return that reflects the relative risk of an investment in ADS, as well as the time value of money. This return is an overall rate based upon the individual rates of return for invested capital (equity and interest-bearing debt). The return, known as the weighted average cost of capital (“WACC”), is calculated by weighting the required returns on interest-bearing debt and common stock in proportion to their estimated percentages in an expected capital structure. The WACC used was 11% as of March 31, 2014. An increase in the WACC would decrease the fair value of the Redeemable Common Stock. The categorization of the framework used to price this temporary equity is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

The redemption feature of our Redeemable Common Stock allowing the holder to put its shares to us for cash, as discussed in the previous paragraph, was terminated upon effectiveness of the IPO on July 25, 2014. As a result, the Redeemable Common Stock was recorded at fair value through the effective date of the IPO and was subsequently reclassified at that fair value to permanent equity. See Note 1 for more information on the IPO.

Valuation of our Redeemable Convertible Preferred Stock

The Trustee of the Company’s ESOP has the ability to put the shares of our Redeemable Convertible Preferred Stock to the Company. Our Redeemable Convertible Preferred Stock is recorded at its fair value in the mezzanine equity section of our Condensed Consolidated Balance Sheets and changes in fair value are recorded in Retained earnings. Accordingly, we estimated the fair value of the Redeemable Convertible Preferred Stock through estimating the fair value of the Company’s common stock and applying certain adjustments including for the fair value of the total dividends to be received and assuming conversion of the Redeemable Convertible Preferred Stock to common stock at the stated conversion ratio per our Certificate of Incorporation. The categorization of the framework used to price this temporary equity is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

Upon the effective date of the IPO, the redemption feature of our Redeemable Convertible Preferred Stock allowing the Trustee of the Company’s ESOP to put shares to us for cash was no longer applicable. However, if our common stock, which our Redeemable Convertible Preferred Stock may convert to, is no longer a “registration-type class of security” (e.g., in the event of a delisting), the option held by the Trustee, which granted it the ability to put the shares of our Redeemable Convertible Preferred Stock to us, would then become applicable. Preferred securities that become redeemable upon a contingent event that is not solely within the control of the Company should be classified outside of permanent equity. As of September 30, 2014, the Company has determined that it is not probable that the redemption feature will become applicable. Since the Redeemable Convertible Preferred Stock is not currently redeemable and it is not probable that the instrument will become redeemable, subsequent adjustment to fair value is not required. As such, the Redeemable Convertible Preferred Stock was recorded to fair value at the effective date of the IPO on July 25, 2014 and will remain in mezzanine equity without further adjustment to carrying value unless it becomes probable that the redemption feature will become applicable. See Note 1 for more information on the 2014 Initial Public Offering and Note 13 for further information on the Redeemable Convertible Preferred Stock.

Nonrecurring Fair Value Measurements

Goodwill and indefinite lived intangible assets are tested for impairment annually as of March 31 or whenever events or changes in circumstances indicate the carrying value may be greater than fair value.

7.	FAIR VALUE MEASUREMENT

When applying fair value principles in the valuation of assets and liabilities, we are required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company has not changed its valuation techniques used in measuring the fair value of any financial assets or liabilities during the fiscal years presented. Our fair value estimates take into consideration the credit risk of both the Company and our counterparties.

When active market quotes are not available for financial assets and liabilities, we use industry standard valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including credit risk, interest rate curves, foreign currency rates and forward and spot prices for currencies. In circumstances where market-based observable inputs are not available, management judgment is used to develop assumptions to estimate fair value. Generally, the fair value of our Level 3 instruments is estimated as the net present value of expected future cash flows based on internal and external

Recurring Fair Value Measurements

The assets, liabilities and mezzanine equity carried at fair value as of the fiscal years ended March 31 were as follows:

	2013
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Derivative assets — diesel fuel contracts	$55	$—	$55	$—

Total assets at fair value on a recurring basis	$55	$—	$55	$—

Liabilities & Mezzanine Equity:
Derivative liability — interest rate swaps	$1,082	$—	$1,082	$—
Derivative liability — currency forwards	3	—	3	—
Contingent consideration for acquisitions	2,535	—	—	2,535
Redeemable Common Stock	522,276	—	—	522,276
Redeemable Convertible Preferred Stock	282,547	—	—	282,547
Deferred compensation — unearned ESOP shares	(196,477)	—	—	(196,477)

Total liabilities and mezzanine equity at fair value on a recurring basis	$611,966	$—	$1,085	$610,881

	2014
(Amounts in thousands)	Total	Level 1	Level 2	Level 3
Assets:
Derivative assets — propylene swaps	$27	$—	$27	$—

Total assets at fair value on a recurring basis	$27	$—	$27	$—

Liabilities & Mezzanine Equity:
Derivative liability — interest rate swaps	$1,001	$—	$1,001	$—
Contingent consideration for acquisitions	2,276	—	—	2,276
Redeemable Common Stock	549,119	—	—	549,119
Redeemable Convertible Preferred Stock	291,720	—	—	291,720
Deferred compensation — unearned ESOP shares	(197,888)	—	—	(197,888)

Total liabilities and mezzanine equity at fair value on a recurring basis	$646,228	$—	$1,001	$645,227

Changes in the fair value of recurring fair value measurements using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2013 and 2014 were as follows (amounts in thousands):

Balance as of April 1, 2012	$558,896
Change in estimate of contingent consideration	(269)
Contingent consideration recognized for 2013 acquisition	1,471
Allocation of ESOP shares to participants	7,675
Redemption of Redeemable Convertible Preferred Stock	(3,031)
Change in fair value related to items recorded in mezzanine equity	46,139

Balance as of March 31, 2013	610,881

Change in estimate of contingent consideration	(259)
Allocation of ESOP shares to participants	8,211
Redemption of Redeemable Convertible Preferred Stock	(4,428)
Reclassification of common stock to Redeemable Common Stock	385
Change in fair value related to items recorded in mezzanine equity	30,437

Balance as of March 31, 2014	$645,227

For the fiscal years ended March 31, 2013 and 2014 there were no transfers in or out of Levels 1, 2, and 3.

Valuation of our Contingent Consideration for Acquisitions

The fair values of the contingent consideration payables were calculated with reference to the estimated future value of the Inserta Tee and Flexstorm businesses, which are based on a discounted cash flow model. The undiscounted value is discounted at the present value using a market discount rate. The categorization of the framework used to price this liability is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

Valuation of our Redeemable Common Stock

The Company has certain shares of common stock outstanding whereby the holder may put its shares to us for cash. This Redeemable Common Stock is recorded at its fair value in the mezzanine equity section of our Consolidated Balance Sheets and changes in fair value are recorded in Retained earnings. Historically, the fair value of a share of common stock was determined by Management by applying industry-appropriate multiples to EBITDA and performing a discounted cash flow analysis. Under the industry-appropriate multiples approach, to arrive at concluded multiples, we considered differences between the risk and return characteristics of ADS and the guideline companies. Under the discounted cash flow analysis, the cash flows expected to be generated by the Company are discounted to their present value equivalent using a rate of return that reflects the relative risk of an investment in ADS, as well as the time value of money. This return is an overall rate based upon the individual rates of return for invested capital (equity and interest-bearing debt). The return, known as the weighted average cost of capital (“WACC”), is calculated by weighting the required returns on interest-bearing debt and common stock in proportion to their estimated percentages in an expected capital structure. The WACC used was 12.5% and 11.0% as of March 31, 2013 and 2014, respectively. An increase in the WACC would decrease the fair value of the Redeemable Common Stock. The categorization of the framework used to price this temporary equity is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

Valuation of our Redeemable Convertible Preferred Stock

The Trustee of the Company’s ESOP has the ability to put the shares of our Redeemable Convertible Preferred Stock to the Company. Our Redeemable Convertible Preferred Stock is recorded at its fair value in the

Retained earnings. Accordingly, we estimated the fair value of the Redeemable Convertible Preferred Stock through estimating the fair value of the Company’s common stock and applying certain adjustments including for the fair value of the total dividends to be received and assuming conversion of the preferred stock to common stock at the stated conversion ratio per our Articles of Incorporation. The categorization of the framework used to price this temporary equity is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.

Please refer to Note 16, Mezzanine Equity, for additional information on the Redeemable Common Stock and Redeemable Convertible Preferred Stock.

Nonrecurring Fair Value Measurements

Goodwill and indefinite lived intangible assets are tested for impairment annually as of March 31 or whenever events or changes in circumstances indicate the carrying value may be greater than fair value. Note 1 discusses the valuation techniques, including the estimates and assumptions used in those valuations, used to value the goodwill and indefinite lived intangibles. As discussed in Note 1, when the Company recharacterized the Hancor trademark previously classified as indefinite lived to definite lived, an impairment charge of $3,200 was recorded, resulting in the carrying value of the trademark being reduced, and thus equal, to the estimated fair value of $11,947. The categorization of the framework used to price these assets is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value.